Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Details) (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 100,190	$ 78,280	$ 61,585
Financial liabilities	242,749	$ 202,853	$ 146,355
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4,068
Financial liabilities	191,063
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	2,100
Financial liabilities	149,306
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1,968
Financial liabilities	$ 41,757